Cash, Cash Equivalents and Investments - Schedule of Cash, Cash Equivalents and Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents due in 90 days or less, Cost	$ 58,989	$ 51,319	$ 108,658	$ 106,140
Investments, Cost	60,431	60,476
Total cash, cash equivalents and investments, Cost	119,420	111,795
Investments, Gross unrealized gains	12	9
Investments, Gross unrealized losses	(207)	(138)
Investments, Estimated fair value	60,236	60,347
Cash and cash equivalents due in 90 days or less, Estimated fair value	58,989	51,319
Total cash, cash equivalents and investments, Estimated fair value	119,225	111,666
Total cash, cash equivalents and investments, Estimated fair value, Gross unrealized gains	12	9
Total cash, cash equivalents and investments, Estimated fair value, Gross unrealized losses	(207)	(138)
U.S. Treasury Securities Due in One Year or Less [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost		3,501
Investments, Gross unrealized gains		5
Investments, Estimated fair value		3,506
Non-U.S. Government Securities Due in One Year or Less [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost	15,509	14,515
Investments, Gross unrealized gains	6	2
Investments, Gross unrealized losses	(33)	(23)
Investments, Estimated fair value	15,482	14,494
Corporate Securities Due in One Year or Less [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost	37,896	42,460
Investments, Gross unrealized gains	6	2
Investments, Gross unrealized losses	(161)	(115)
Investments, Estimated fair value	37,741	$ 42,347
Corporate Securities Due in More Than One Year [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost	7,026
Investments, Gross unrealized losses	(13)
Investments, Estimated fair value	$ 7,013